1875 K Street, N.W. Washington, DC 20006 Tel: 202 303 1000 Fax: 202 303 2000

December 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)
(Securities Act File No. 333-92935
Investment Company Act File No. 811-09729)
Post-Effective Amendment No. 2,009

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,009 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares MSCI Japan Value ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1)	Investment Objectives and Policies

The Fund seeks to track the investment results of the MSCI Japan Value Index (USD) (the “Underlying Index”), which is a free float weighted index consisting of large- and mid- capitalization Japanese securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

NEW YORK        WASHINGTON        HOUSTON        PARIS             LONDON        FRANKFURT        BRUSSELS         MILAN        ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

December 12, 2018

As of September 28, 2018, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary, financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

(2)	Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 1,948, filed pursuant to Rule 485(a)(2) on August 17, 2018, relating to iShares Global Green Bond ETF (“PEA 1,948”), which became effective on November 9, 2018.

(3)	Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 1,948. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Administrator, Custodian and Transfer Agent,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Costs Associated with Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution” and “Financial Highlights.”

Securities and Exchange Commission

December 12, 2018

In the Statement of Additional Information:

“Portfolio Holdings Information,” “Continuous Offering,” “Management – Control Persons and Principal Holders of Securities,” “Management – Legal Proceedings,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Portfolio Manager Compensation Overview,” “Investment Advisory, Administrative and Distribution Services – Codes of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust – Shares,” “Additional Information Concerning the Trust – DTC as Securities Depository for Shares of the Fund,” “Additional Information Concerning the Trust – Distribution of Shares,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Costs Associated With Creation Transactions,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions,” “Creation and Redemption of Creation Units – Costs Associated With Redemption Transactions,” “Taxes – Taxation of RICs,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Excise Tax,” “Taxes – Sales of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Reporting,” “Financial Statements,” “Miscellaneous Information – Counsel,” “Miscellaneous Information – Independent Registered Public Accounting Firm,” “Miscellaneous Information – Shareholder Communications to the Board” and “Miscellaneous Information – Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

December 12, 2018

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Deepa Damre
Adithya Attawar
Michael Gung
Curtis Tate